Consolidated Statements of Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Loss
Revenues	$ 4,560	$ 31,625
Operating expenses
Cost of sales	(4,777)	(32,292)
Other operating costs	(39,760)	(28,560)
General and administrative	(27,314)	(40,070)
Exploration and evaluation, net of tax credits	(274)	(1,769)
Impairment of assets	(5,741)	(138,371)
Operating loss	(73,306)	(209,437)
Finance costs	(17,471)	(13,378)
Share of loss of associates	(868)	(599)
Change in fair value of warrant liability	19,497	4,535
Other (expense) income, net	(13,547)	14,489
Loss before income taxes	(85,695)	(204,390)
Income tax (expense) recovery	(648)	22,517
Net loss	$ (86,343)	$ (181,873)
Basic net loss per share (in dollars per share)	$ (0.92)	$ (2.21)
Diluted net loss per share (in dollars per share)	$ (0.92)	$ (2.21)
Weighted average number of shares outstanding, Basic (in shares)	93,825,395	82,465,447
Weighted average number of shares outstanding, Diluted (in shares)	93,825,395	82,465,447